Accounts Receivable	6 Months Ended
Jun. 30, 2026
Accounts Receivable
Accounts Receivable

4.  Accounts Receivable

Accounts receivable from contracts with customers consisted of the following:

	June 30,	December 31,
	2026	2025

	(in US$’000)
Accounts receivable—third parties	117,206	126,529
Accounts receivable—related parties (Note 17(ii))	350	224
Allowance for credit losses	—	(3)
Accounts receivable, net	117,556	126,750

Substantially all accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting periods. The carrying values of accounts receivable approximate their fair values due to their short-term maturities.

An aging analysis for accounts receivable—third parties based on the relevant invoice dates is as follows:

	June 30,	December 31,
	2026	2025

	(in US$’000)
Not later than 3 months	105,808	110,416
Between 3 months to 6 months	6,574	8,764
Between 6 months to 1 year	3,569	5,948
Later than 1 year	1,255	1,401
Accounts receivable—third parties	117,206	126,529

Movements on the allowance for credit losses:

	2026	2025

	(in US$’000)
As at January 1	3	70
Increase in allowance for credit losses	—	42
Decrease in allowance due to subsequent collection	(3)	(68)
Exchange difference	—	1
As at June 30	—	45